SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Feb. 03, 2025	Jan. 09, 2025	Dec. 19, 2024	Nov. 30, 2023	Dec. 31, 2024	Aug. 31, 2024	Dec. 31, 2023	Jan. 31, 2023
Subsequent Event [Line Items]
Sale of shares issued				14,251,781
Common par value					$ 0.004		$ 0.004
Purchase price				$ 6,000,000
Sale of shares price				$ 0.421
Ordinary shares issued						10,000
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of shares issued			1,470,000
Common par value			$ 0.004
Purchase price			$ 10,010,700
Sale of shares price			$ 6.81
Unsecured convertible promissory note								$ 9,000,000
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of shares issued		1,370,000
Common par value		$ 0.004
Purchase price		$ 8,041,900
Sale of shares price		$ 5.87
Securities Purchase Agreement [Member] | Subsequent Event [Member] | 2023 Note [Member]
Subsequent Event [Line Items]
Unsecured convertible promissory note	$ 9,000,000
Repaid amount	1,500,000
Remaining principal amount	7,500,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | 2024 Note [Member]
Subsequent Event [Line Items]
Unsecured convertible promissory note	4,000,000
Remaining principal amount	$ 3,500,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | 2023 and 2024 Note [Member]
Subsequent Event [Line Items]
Conversion price percentage	90.00%
Debt instrument floor price	20.00%
Employement Agreement [Member] | Subsequent Event [Member] | Chaince Securities LLC [Member]
Subsequent Event [Line Items]
Ordinary shares issued	100,000